CONVERTIBLE SENIOR NOTES (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Jan. 28, 2022 USD ($) shares	Dec. 01, 2021	Jul. 15, 2020	Jan. 17, 2020 USD ($)	Jan. 14, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Net proceeds from Notes Offering | ¥										¥ 3,098,069
Interest expenses								¥ 35,490	$ 5,569	¥ 107,014
Percentage of aggregate principal amount of creditors to approve the scheme			97.70%
Convertible senior notes due 2025
Debt Instrument [Line Items]
Net proceeds from Notes Offering					$ 449,654
Beneficial conversion feature						$ 0
Additional interest rate				0.50%
Aggregate principal amount					$ 60,000	$ 400,000
Total amount due									469,909		$ 464,412
Interest expenses									$ 5,497		15,362
Class A ordinary shares
Debt Instrument [Line Items]
Issuance of shares (in shares) | shares							19,753,888
Class A ordinary shares | Subsequent event
Debt Instrument [Line Items]
Issuance of shares (in shares) | shares	2,333,592
ADSs | Subsequent event
Debt Instrument [Line Items]
Issuance of shares (in shares) | shares	291,699
Restructuring Support Agreement | Convertible senior notes due 2025
Debt Instrument [Line Items]
Percentage of principal and accrued and unpaid interest on Notes which automatically became due and payable								100.00%	100.00%
Threshold number of days for additional interest				380 days
Additional interest payable									$ 2,083		1,071
Percentage of principal of notes upon default								100.00%	100.00%
Aggregate principal amount									$ 460,000
Accrued and unpaid interest									6,826		3,341
Interest expenses									$ 2,012		$ 1,071
Restructuring Support Agreement | Subsequent event
Debt Instrument [Line Items]
Cash consideration principle amount		$ 245,455
Restructuring Support Agreement | Subsequent event | 9% Series B - Senior Secured Notes due 2027
Debt Instrument [Line Items]
Net proceeds from Notes Offering		$ 109,855
Additional interest rate		9.00%
Cash consideration principle amount		$ 245,455
Restructuring Support Agreement | Class A ordinary shares | Subsequent event
Debt Instrument [Line Items]
Issuance of shares (in shares) | shares		73,887,216
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		76,220,808
Restructuring Support Agreement | ADSs | Subsequent event
Debt Instrument [Line Items]
Issuance of shares (in shares) | shares	291,699	9,235,902
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		9,527,601